Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,614,974.63	29,520		55.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$240,000,000.00	3.993%		December 15, 2026
Class A-2a Notes	$220,000,000.00	3.99%		September 15, 2028
Class A-2b Notes	$128,000,000.00	3.95301%	*	September 15, 2028
Class A-3 Notes	$348,000,000.00	3.90%		June 15, 2030
Class A-4 Notes	$64,000,000.00	3.98%		January 15, 2032
Class B Notes	$31,580,000.00	4.22%		January 15, 2032
Class C Notes	$21,050,000.00	0.00%		May 15, 2033
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,920,811.66

Principal:
Principal Collections	$20,694,490.86
Prepayments in Full	$12,668,068.72
Liquidation Proceeds	$260,524.68
Recoveries	$5,175.52
Sub Total	$33,628,259.78
Collections	$37,549,071.44

Purchase Amounts:
Purchase Amounts Related to Principal	$41,809.99
Purchase Amounts Related to Interest	$239.57
Sub Total	$42,049.56

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,591,121.00

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	8
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,591,121.00
Servicing Fee	$718,781.55	$718,781.55	$0.00	$0.00	$36,872,339.45
Interest - Class A-1 Notes	$10,926.04	$10,926.04	$0.00	$0.00	$36,861,413.41
Interest - Class A-2a Notes	$731,500.00	$731,500.00	$0.00	$0.00	$36,129,913.41
Interest - Class A-2b Notes	$421,654.40	$421,654.40	$0.00	$0.00	$35,708,259.01
Interest - Class A-3 Notes	$1,131,000.00	$1,131,000.00	$0.00	$0.00	$34,577,259.01
Interest - Class A-4 Notes	$212,266.67	$212,266.67	$0.00	$0.00	$34,364,992.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,364,992.34
Interest - Class B Notes	$111,056.33	$111,056.33	$0.00	$0.00	$34,253,936.01
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,253,936.01
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$34,253,936.01
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,253,936.01
Regular Principal Payment	$39,757,535.68	$34,253,936.01	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$37,591,121.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,253,936.01
Total					$34,253,936.01

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$3,283,558.30	$13.68	$10,926.04	$0.05	$3,294,484.34	$13.73
Class A-2a Notes	$19,578,974.41	$89.00	$731,500.00	$3.33	$20,310,474.41	$92.33
Class A-2b Notes	$11,391,403.30	$89.00	$421,654.40	$3.29	$11,813,057.70	$92.29
Class A-3 Notes	$0.00	$0.00	$1,131,000.00	$3.25	$1,131,000.00	$3.25
Class A-4 Notes	$0.00	$0.00	$212,266.67	$3.32	$212,266.67	$3.32
Class B Notes	$0.00	$0.00	$111,056.33	$3.52	$111,056.33	$3.52
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$34,253,936.01	$32.54	$2,618,403.44	$2.49	$36,872,339.45	$35.03

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$3,283,558.30	0.0136815	$0.00	0.0000000
Class A-2a Notes	$220,000,000.00	1.0000000	$200,421,025.59	0.9110047
Class A-2b Notes	$128,000,000.00	1.0000000	$116,608,596.70	0.9110047
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000
Class A-4 Notes	$64,000,000.00	1.0000000	$64,000,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$815,913,558.30	0.7751190	$781,659,622.29	0.7425778

Pool Information
Weighted Average APR	5.236%	5.248%
Weighted Average Remaining Term	49.88	49.16
Number of Receivables Outstanding	25,385	24,572
Pool Balance	$862,537,862.27	$828,664,128.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$829,660,058.32	$797,208,671.99
Pool Factor	0.7865458	0.7556564

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,581.17
Yield Supplement Overcollateralization Amount	$31,455,456.16
Targeted Overcollateralization Amount	$52,508,105.53
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$47,004,505.86

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,581.17
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,581.17
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,581.17

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		51	$208,839.87
(Recoveries)		7	$5,175.52
Net Loss for Current Collection Period			$203,664.35
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2833%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0865%
Second Prior Collection Period			0.3575%
Prior Collection Period			0.3219%
Current Collection Period			0.2890%
Four Month Average (Current and Prior Three Collection Periods)			0.2637%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		299	$883,467.60
(Cumulative Recoveries)			$10,884.37
Cumulative Net Loss for All Collection Periods			$872,583.23
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0796%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,954.74
Average Net Loss for Receivables that have experienced a Realized Loss			$2,918.34

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.56%	109	$4,643,467.75
61-90 Days Delinquent	0.14%	22	$1,136,670.31
91-120 Days Delinquent	0.01%	2	$72,652.61
Over 120 Days Delinquent	0.01%	2	$87,615.52
Total Delinquent Receivables	0.72%	135	$5,940,406.19

Repossession Inventory:
Repossessed in the Current Collection Period		11	$499,162.78
Total Repossessed Inventory		22	$1,043,672.99

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0807%
Prior Collection Period			0.0512%
Current Collection Period			0.1058%
Three Month Average			0.0792%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1565%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	8

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	51	$2,391,116.86
2 Months Extended	89	$4,385,634.68
3+ Months Extended	20	$765,697.23

Total Receivables Extended	160	$7,542,448.77
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer